Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Expenses
General and administrative	$ 817	$ 967	$ 3,257	$ 2,909
Interest	0	1,105	1,650	3,629
Foreign exchange (gain) loss	56	(981)	115	(1,654)
Share of joint venture expenditures - Lion Battery	0	0	253	343
Stock compensation expense	446	1,167	1,730	2,774
Total operating expenses	1,319	2,258	7,005	8,001
Other Income
Loss on fair value derivatives & other instruments	0	49	(12)	607
Write-off due to prospecting right closures	0	0	223	0
Loss on early repayment of debt and Convertible Notes	31	0	135	300
Net finance income	(40)	(25)	(91)	(73)
Loss for the period	1,310	2,282	7,260	8,835
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	396	(2,805)	2,792	(6,130)
Comprehensive loss (income) for the period	1,706	(523)	10,052	2,705
Net Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	1,310	2,282	7,260	8,835
Loss (Gain)	1,310	2,282	7,260	8,835
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	1,706	(523)	10,052	2,705
Comprehensive loss (income) for the period	$ 1,706	$ (523)	$ 10,052	$ 2,705
Basic and diluted loss per common share	$ 0.01	$ 0.03	$ 0.08	$ 0.12
Weighted average number of common shares outstanding: Basic and diluted	98,426,313	74,013,641	86,446,663	71,003,263